Common shares (Details) - USD ($) $ / shares in Units, $ in Millions			4 Months Ended	12 Months Ended
	Sep. 04, 2019	Jun. 05, 2019	Jun. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018
Equity [Abstract]
Common shares, par value (in dollars per share)		$ 0.10		$ 0.10	$ 0.10	$ 0.10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares				100,234,973	100,000,000
Common stock, value issued				$ 10	$ 10
RSU share issuance (in shares)	234,973		149,462	149,462	234,973
Ending balance, shares				100,384,435	100,234,973
Common stock, value issued				$ 10	$ 10
Common shares, additional authorized (in shares)		27,768,889
Total, fully diluted (in shares)		138,880,000		138,880,000	138,880,000		111,111,111